10-Q SEGMENT REPORTING - Cost of Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total cost of revenue	$ 2,720,897	$ 489,550	$ 6,490,377	$ 5,884,669
Operating Segments
Segment Reporting Information [Line Items]
Total cost of revenue	6,272,851	489,550
Operating Segments | Portfolio servicing
Segment Reporting Information [Line Items]
Total cost of revenue	362,392	325,114
Operating Segments | Active management
Segment Reporting Information [Line Items]
Total cost of revenue	958,472	164,436
Operating Segments | Originations
Segment Reporting Information [Line Items]
Total cost of revenue	4,951,987	0
Intercompany Elimination
Segment Reporting Information [Line Items]
Total cost of revenue	$ (3,551,954)	$ 0